Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	December 31,
	2023	2022
	£’000	£’000
Cash and cash equivalents	257,568	403,717
Restricted cash	1,895	860
	259,463	404,577